Accounting Policies - Property, Plant and Equipment and Depreciation (Detail)	12 Months Ended
Dec. 31, 2014
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	16 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Computer software costs | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software costs | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years